Note 20 - Other Non-operating Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about non-operating expenses [text block]
	2021	2020
Kumtor Mine litigation and related costs(1)	$27,547	$—
Other	(4,054)	6,247
Other non-operating expenses	$23,493	$6,247